LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES (Details 7) - USD ($)	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Delinquent and Non-Accrual Loans
Period of repayment performance for non-accrual loans to return to an accrual status	6 months
Loans that have passed their contractual maturity dates and are in process of renewal	$ 8,254,686	$ 11,560,019
Recorded investment in loans receivable by class that were 30 days or more past due
Total Past Due	8,254,686	11,560,019
Current	1,195,913,825	1,115,279,892
Total loans receivable	1,204,168,511	1,126,839,911
Nonaccrual	17,696,116	27,152,492
Commercial Loan
Recorded investment in loans receivable by class that were 30 days or more past due
Total loans receivable	768,357,268	716,595,562
Residential Real Estate
Delinquent and Non-Accrual Loans
Loans that have passed their contractual maturity dates and are in process of renewal	7,633,052	9,771,283
Recorded investment in loans receivable by class that were 30 days or more past due
Total Past Due	7,633,052	9,771,283
Current	426,525,775	396,442,535
Total loans receivable	434,158,827	406,213,818
Nonaccrual	13,609,897	16,915,314
Residential First Mortgage
Delinquent and Non-Accrual Loans
Loans that have passed their contractual maturity dates and are in process of renewal	4,829,204	6,218,093
Recorded investment in loans receivable by class that were 30 days or more past due
Total Past Due	4,829,204	6,218,093
Current	316,265,868	269,552,935
Total loans receivable	321,095,072	275,771,028
Nonaccrual	9,496,061	12,319,237
Residential Second Mortgage
Delinquent and Non-Accrual Loans
Loans that have passed their contractual maturity dates and are in process of renewal	817,988	1,150,014
Recorded investment in loans receivable by class that were 30 days or more past due
Total Past Due	817,988	1,150,014
Current	41,354,874	38,709,836
Total loans receivable	42,172,862	39,859,850
Nonaccrual	1,608,998	1,980,668
Home Equity Lines of Credit
Delinquent and Non-Accrual Loans
Loans that have passed their contractual maturity dates and are in process of renewal	1,985,860	2,403,176
Recorded investment in loans receivable by class that were 30 days or more past due
Total Past Due	1,985,860	2,403,176
Current	68,905,033	88,179,764
Total loans receivable	70,890,893	90,582,940
Nonaccrual	2,504,838	2,615,409
Commercial Real Estate
Delinquent and Non-Accrual Loans
Loans that have passed their contractual maturity dates and are in process of renewal	619,214	1,787,319
Recorded investment in loans receivable by class that were 30 days or more past due
Total Past Due	619,214	1,787,319
Current	767,738,054	714,808,243
Total loans receivable	768,357,268	716,595,562
Nonaccrual	4,086,219	10,222,559
Commercial And Multi Family Real Estate
Delinquent and Non-Accrual Loans
Loans that have passed their contractual maturity dates and are in process of renewal	306,836	777,181
Recorded investment in loans receivable by class that were 30 days or more past due
Total Past Due	306,836	777,181
Current	401,572,086	396,613,928
Total loans receivable	401,878,922	397,391,109
Nonaccrual	3,447,157	4,467,240
Commercial Land Acquisition And Development
Delinquent and Non-Accrual Loans
Loans that have passed their contractual maturity dates and are in process of renewal		38,250
Recorded investment in loans receivable by class that were 30 days or more past due
Total Past Due		38,250
Current	32,672,827	37,070,797
Total loans receivable	32,672,827	37,109,047
Nonaccrual		3,772,677
Commercial Real Estate Construction Financing Receivable
Delinquent and Non-Accrual Loans
Loans that have passed their contractual maturity dates and are in process of renewal	11,250	39,321
Recorded investment in loans receivable by class that were 30 days or more past due
Total Past Due	11,250	39,321
Current	75,158,136	46,381,012
Total loans receivable	75,169,386	46,420,333
Nonaccrual	11,250	39,321
Commercial And Industrial
Delinquent and Non-Accrual Loans
Loans that have passed their contractual maturity dates and are in process of renewal	301,128	932,567
Recorded investment in loans receivable by class that were 30 days or more past due
Total Past Due	301,128	932,567
Current	258,335,005	234,742,506
Total loans receivable	258,636,133	235,675,073
Nonaccrual	627,812	1,943,321
Consumer And Installment
Delinquent and Non-Accrual Loans
Loans that have passed their contractual maturity dates and are in process of renewal	2,420	1,417
Recorded investment in loans receivable by class that were 30 days or more past due
Total Past Due	2,420	1,417
Current	1,649,996	4,029,114
Total loans receivable	1,652,416	4,030,531
Nonaccrual		14,619
30 to 59 Days Past Due
Delinquent and Non-Accrual Loans
Loans that have passed their contractual maturity dates and are in process of renewal	4,212,985	5,109,274
Recorded investment in loans receivable by class that were 30 days or more past due
Total Past Due	4,212,985	5,109,274
30 to 59 Days Past Due | Residential Real Estate
Delinquent and Non-Accrual Loans
Loans that have passed their contractual maturity dates and are in process of renewal	4,133,685	4,905,896
Recorded investment in loans receivable by class that were 30 days or more past due
Total Past Due	4,133,685	4,905,896
30 to 59 Days Past Due | Residential First Mortgage
Delinquent and Non-Accrual Loans
Loans that have passed their contractual maturity dates and are in process of renewal	2,825,620	2,859,631
Recorded investment in loans receivable by class that were 30 days or more past due
Total Past Due	2,825,620	2,859,631
30 to 59 Days Past Due | Residential Second Mortgage
Delinquent and Non-Accrual Loans
Loans that have passed their contractual maturity dates and are in process of renewal	225,338	419,156
Recorded investment in loans receivable by class that were 30 days or more past due
Total Past Due	225,338	419,156
30 to 59 Days Past Due | Home Equity Lines of Credit
Delinquent and Non-Accrual Loans
Loans that have passed their contractual maturity dates and are in process of renewal	1,082,727	1,627,109
Recorded investment in loans receivable by class that were 30 days or more past due
Total Past Due	1,082,727	1,627,109
30 to 59 Days Past Due | Commercial Real Estate
Delinquent and Non-Accrual Loans
Loans that have passed their contractual maturity dates and are in process of renewal	76,880	201,961
Recorded investment in loans receivable by class that were 30 days or more past due
Total Past Due	76,880	201,961
30 to 59 Days Past Due | Commercial And Multi Family Real Estate
Delinquent and Non-Accrual Loans
Loans that have passed their contractual maturity dates and are in process of renewal	76,880	105,905
Recorded investment in loans receivable by class that were 30 days or more past due
Total Past Due	76,880	105,905
30 to 59 Days Past Due | Commercial And Industrial
Delinquent and Non-Accrual Loans
Loans that have passed their contractual maturity dates and are in process of renewal		96,056
Recorded investment in loans receivable by class that were 30 days or more past due
Total Past Due		96,056
30 to 59 Days Past Due | Consumer And Installment
Delinquent and Non-Accrual Loans
Loans that have passed their contractual maturity dates and are in process of renewal	2,420	1,417
Recorded investment in loans receivable by class that were 30 days or more past due
Total Past Due	2,420	1,417
60 to 89 Days Past Due
Delinquent and Non-Accrual Loans
Loans that have passed their contractual maturity dates and are in process of renewal	1,570,775	1,420,296
Recorded investment in loans receivable by class that were 30 days or more past due
Total Past Due	1,570,775	1,420,296
60 to 89 Days Past Due | Residential Real Estate
Delinquent and Non-Accrual Loans
Loans that have passed their contractual maturity dates and are in process of renewal	1,559,525	1,107,340
Recorded investment in loans receivable by class that were 30 days or more past due
Total Past Due	1,559,525	1,107,340
60 to 89 Days Past Due | Residential First Mortgage
Delinquent and Non-Accrual Loans
Loans that have passed their contractual maturity dates and are in process of renewal	1,011,186	169,242
Recorded investment in loans receivable by class that were 30 days or more past due
Total Past Due	1,011,186	169,242
60 to 89 Days Past Due | Residential Second Mortgage
Delinquent and Non-Accrual Loans
Loans that have passed their contractual maturity dates and are in process of renewal	142,622	594,765
Recorded investment in loans receivable by class that were 30 days or more past due
Total Past Due	142,622	594,765
60 to 89 Days Past Due | Home Equity Lines of Credit
Delinquent and Non-Accrual Loans
Loans that have passed their contractual maturity dates and are in process of renewal	405,717	343,333
Recorded investment in loans receivable by class that were 30 days or more past due
Total Past Due	405,717	343,333
60 to 89 Days Past Due | Commercial Real Estate
Delinquent and Non-Accrual Loans
Loans that have passed their contractual maturity dates and are in process of renewal	11,250	312,956
Recorded investment in loans receivable by class that were 30 days or more past due
Total Past Due	11,250	312,956
60 to 89 Days Past Due | Commercial And Multi Family Real Estate
Delinquent and Non-Accrual Loans
Loans that have passed their contractual maturity dates and are in process of renewal		273,635
Recorded investment in loans receivable by class that were 30 days or more past due
Total Past Due		273,635
60 to 89 Days Past Due | Commercial Real Estate Construction Financing Receivable
Delinquent and Non-Accrual Loans
Loans that have passed their contractual maturity dates and are in process of renewal	11,250	39,321
Recorded investment in loans receivable by class that were 30 days or more past due
Total Past Due	11,250	39,321
90 Days or More Past Due
Delinquent and Non-Accrual Loans
Loans that have passed their contractual maturity dates and are in process of renewal	2,470,926	5,030,449
Recorded investment in loans receivable by class that were 30 days or more past due
Total Past Due	2,470,926	5,030,449
90 Days or More Past Due | Residential Real Estate
Delinquent and Non-Accrual Loans
Loans that have passed their contractual maturity dates and are in process of renewal	1,939,842	3,758,047
Recorded investment in loans receivable by class that were 30 days or more past due
Total Past Due	1,939,842	3,758,047
90 Days or More Past Due | Residential First Mortgage
Delinquent and Non-Accrual Loans
Loans that have passed their contractual maturity dates and are in process of renewal	992,398	3,189,220
Recorded investment in loans receivable by class that were 30 days or more past due
Total Past Due	992,398	3,189,220
90 Days or More Past Due | Residential Second Mortgage
Delinquent and Non-Accrual Loans
Loans that have passed their contractual maturity dates and are in process of renewal	450,028	136,093
Recorded investment in loans receivable by class that were 30 days or more past due
Total Past Due	450,028	136,093
90 Days or More Past Due | Home Equity Lines of Credit
Delinquent and Non-Accrual Loans
Loans that have passed their contractual maturity dates and are in process of renewal	497,416	432,734
Recorded investment in loans receivable by class that were 30 days or more past due
Total Past Due	497,416	432,734
90 Days or More Past Due | Commercial Real Estate
Delinquent and Non-Accrual Loans
Loans that have passed their contractual maturity dates and are in process of renewal	531,084	1,272,402
Recorded investment in loans receivable by class that were 30 days or more past due
Total Past Due	531,084	1,272,402
90 Days or More Past Due | Commercial And Multi Family Real Estate
Delinquent and Non-Accrual Loans
Loans that have passed their contractual maturity dates and are in process of renewal	229,956	397,641
Recorded investment in loans receivable by class that were 30 days or more past due
Total Past Due	229,956	397,641
90 Days or More Past Due | Commercial Land Acquisition And Development
Delinquent and Non-Accrual Loans
Loans that have passed their contractual maturity dates and are in process of renewal		38,250
Recorded investment in loans receivable by class that were 30 days or more past due
Total Past Due		38,250
90 Days or More Past Due | Commercial And Industrial
Delinquent and Non-Accrual Loans
Loans that have passed their contractual maturity dates and are in process of renewal	301,128	836,511
Recorded investment in loans receivable by class that were 30 days or more past due
Total Past Due	$ 301,128	$ 836,511